Equity, Grants (Q2) (Details) - Class B-1 Units [Member] - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Class B-1 Grants [Abstract]
Number of shares granted (in shares)	351
Estimated grant date fair value	$ 4.4
Compensation expense		$ 0.0